Acquisitions	12 Months Ended
Dec. 31, 2023
Acquisitions [Abstract]
Acquisitions

NOTE 4 – ACQUISITIONS

Maestro

On November 1, 2022, the Company consummated the acquisition of Maestro. Pursuant to the terms of the Purchase Agreement (“Maestro Agreement”), Marpai agreed to acquire all of the membership interests (the “Units”) of Maestro. In consideration for Marpai’s acquisition of the Units, Marpai agreed to pay the seller (the “Seller”) an aggregate purchase price (the “Purchase Price”) of $19,900,000 determined on the closing date (the “Base Purchase Price”), which shall be payable on or before April 1, 2024 (the “Payment Date”), and shall accrue interest until such time that is paid, such that on the Payment Date the Purchase Price, plus all accrued and unpaid interest, shall equal $22,100,000 (the “Adjusted Purchase Price”).

Any unpaid portion of the Purchase Price shall accrue interest at ten percent (10%) per annum, compounding annually, calculated on the basis of a 365-day year for the actual number of days elapsed (the “Specified Rate”), and shall be repaid as promptly as practicable to the Seller. In addition, in the event Marpai or its subsidiaries receive proceeds from the sale of any securities in a private placement or public offering of securities (each an “Offering”), then Marpai shall pay to the Seller an amount equal to thirty-five percent (35%) of the net proceeds of the Offering no later than sixty (60) days after the closing of Offering until such time as the Purchase Price has been paid in full.

Notwithstanding the foregoing, Marpai shall be required to make cumulative payments, representing the Adjusted Purchase Price and any additional interest that will accrue on the Adjusted Purchase Price after the Payment Date, as follows: (i) $5,000,000 to be paid by December 31, 2024, (ii) $11,000,000 of cumulative payments to be paid by December 31, 2025, and (iii) $19,000,000 of cumulative payments to be paid by December 31, 2026 and (iv) $28,000,000 of cumulative payments to be paid by December 31, 2027.

On April 19, 2023, the Company closed a public offering of 1,850,000 shares of common stock at a public offering price of $4.00 per share, for gross proceeds of $7.4 million. After deducting underwriters' discounts and offering expenses, the net proceeds from the public offering were approximately $6.4 million. In accordance with the terms of the Maestro agreement, $2,294,751 or 35% of the net proceeds from the offering were expected to be used to pay down the debt to the Seller. Based on an agreement reached with the Seller on July 18, 2023, 50% of the amount due or $1,147,376 was paid to the Seller on July 19, 2023, and the balance will be paid no later than September 18, 2023. On September 18, 2023, Marpai paid the Seller $200,000 and the parties agreed that the balance of $947,376 will be paid over the course of six payments of $157,896 no later then April 2024.

As of December 31, 2023, the outstanding principal balance is $19,900,000 and the accrued interest on the principal is $122,982 for a total of $20,022,982 of which $631,584 is in other short-term liabilities and $19,391,398 is other long-term liabilities.

On February 7, 2024, the Company entered into Amendment No. 1 to Purchase Agreement (the “AXA Amendment”) with AXA S.A., a French société anonyme (“AXA”). The AXA Amendment amends the Membership Interest Purchase Agreement, dated August 4, 2022 (the “AXA Agreement”), executed by and among the Company, XL America Inc., a Delaware corporation, Seaview Re Holdings Inc., a Delaware corporation and AXA, pursuant to which the Company acquired all the membership interests of Maestro.

Pursuant to the AXA Amendment, the parties agreed to reduce the Base Purchase and the Full Base Amount each Price (as defined in the AXA Agreement) by three million dollars in the aggregate, provided that by December 31, 2024, (i) the Company’s largest shareholder has contributed at least three million dollars in equity, (ii) the Company maintains a listing of its securities on Nasdaq or a nationally recognized stock exchange and (iii) between February 29, 2024 and April 15, 2024, the Company makes all timely payments owed under the AXA Agreement (collectively, the “Reduction Criteria”).

In addition, the AXA Amendment provides that the requirement by the Company to pay AXA an amount equal to thirty five percent of the net proceeds, which shall be deferred for any such funds raised in calendar year 2024 such that any such payments shall be paid no later than January 15, 2025, and any amounts due as a result of private offerings of any officers or directors of the Company shall be due and payable no later than December 31, 2025.

The AXA Amendment also provides that the Company shall make three monthly payments of $157,896 on or prior to February 29, 2024, March 31, 2024 and April 15, 2024 for the 2024 year, as well as make such total accumulated annual payments of $2,294,751, $5,300,000, $13,300,000 and $22,300,000 in years 2024, 2025, 2026 and 2027 if the Reduction Criteria are met or $2,294,751, $8,300,000, $16,300,000 and $25,300,000 in years 2024, 2025, 2026 and 2027. The Company made the payment of $157,896 by February 29, 2024.

The following table represents the allocation of the purchase consideration among Maestro’s assets acquired and liabilities assumed at their acquisition-date fair values:

	December 31, 2022	Adjustment	December 31, 2023
Purchase Price
Purchase Price	$19,900,000		$19,900,000

Purchase Price Allocation
Cash	$17,081,602		$17,081,602
Restricted cash	16,306,547		16,306,547
Accounts receivable	321,198		321,198
Unbilled receivable	646,189		646,189
Prepaid expenses and other current assets	1,751,371		1,751,371
Property and equipment	921,680	(159,920)	761,760
Operating lease - right of use assets	2,555,375		2,555,375
Goodwill	3,454,143	198,140	3,652,283
Trademarks	800,000		800,000
Customer relationships	840,000		840,000
Security deposits	1,240,889		1,240,889
Account payable	(150,328)		(150,328)
Accrued expenses	(4,554,280)	(38,220)	(4,592,500)
Accrued fiduciary obligations	(16,306,547)		(16,306,547)
Operating lease liabilities	(4,816,490)		(4,816,490)
Deferred revenue	(191,349)		(191,349)
Total fair value of net assets acquired and liabilities assumed	$19,900,000	$—	$19,900,000

The Company recorded a measurement period adjustment to goodwill for property and equipment of $159,920, that was subsequently identified as not received during the acquisition, and accrued expenses of $38,220, relating to pre-acquisition liabilities.

The following table summarizes the estimated fair values of Maestro’s identifiable intangible assets, their estimated useful lives and expected amortization periods:

		Useful
	Acquisition	Life in
	Fair Value	Years
Trademarks	$800,000	5 Years
Customer relationships	840,000	5 Years

The following unaudited pro forma summary presents consolidated information of the Company as if the business combination had occurred on January 1, 2022:

Year Ended December 31, 2022
(pro forma)
Revenue	$40,406,192
Net loss	(39,774,661)

The unaudited pro forma financial information includes adjustments that are directly attributable to the business combination and are factually supportable. The pro forma adjustments include incremental amortization expense of $82,000 related to intangible and tangible assets acquired.

The unaudited pro forma results do not reflect any cost-saving synergies from operating efficiencies or the effect of the incremental costs incurred in integrating Maestro into the Marpai legacy business.

Accordingly, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred at the beginning of the period presented, nor are they indicative of future results of operations.